Share-based Compensation (Details)	12 Months Ended	1 Months Ended
	Dec. 31, 2001 2000 Stock Incentive Plan	Nov. 30, 2009 2009 RSU Plan
Share-based Compensation
Number of ordinary shares reserved for issuance under the plan	323,715,000	323,694,050
Percentage increase in number of ordinary shares available under the plan every year	3.00%
Percentage increase in number of ordinary shares available under the plan	17.50%
Term of plan		10 years